Revenue Information - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 1,845,048	$ 1,550,208
Wallets [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	1,552,074	1,339,954
Other [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet [Line Items]
Deferred Revenue Total	$ 292,974	$ 210,254